ACQUISITION OF TSB - Additional Information (Details) - GBP (£) £ in Millions		2 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Subordinated liabilities		£ 2,552		£ 2,552	£ 2,032
Debt securities in issue		£ 47,255		£ 47,255	£ 41,388
Retail deposit funding, percentage		80.00%		80.00%
Wholesale debt funding, percentage		20.00%		20.00%
Pre acquisition costs recognised as expense			£ 25
Funding spread assumption
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets		0.0110		0.0110
Sensitivity analysis for fair value measurement reasonably possible change				0.25%
Funding spread assumption | Minimum
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets		0.0090		0.0090
Funding spread assumption | Maximum
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets		0.0130		0.0130
TSB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration paid (received)	£ 2,650
Consideration paid (received), TNAV variation	213
Goodwill arising on acquisition	669
Technology-based intangible assets recognised as of acquisition date	0
Fair value of acquired receivables	35,983
Gross contractual amounts receivable for acquired receivables	36,184
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	201
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	85
Post acquisition integration costs recognised in operating expenses				£ 44
Revenue of acquiree since acquisition date		£ 200
Profit before tax of acquiree since acquisition date		(25)
Profit (loss) of acquiree since acquisition date		£ (21)
Revenue of combined entity as if combination occurred at beginning of period				2,877
Profit (loss) of combined entity as if combination occurred at beginning of period				£ 445
TSB | FV Adjustments
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	0
Intangible assets	246
Mortgage loans	229
TSB | Carrying amount
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	0
Intangible assets	123
TSB | Brand names
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	29
TSB | Core deposit intangibles
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	£ 294
Useful life measured as period of time, intangible assets other than goodwill	5 years
TSB | Core deposit intangibles | FV Adjustments
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	£ 294
TSB | Purchased credit card receivables (PCCR)
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	£ 16
Useful life measured as period of time, intangible assets other than goodwill	3 years
TSB | Computer software | FV Adjustments
Disclosure of detailed information about business combination [line items]
Intangible assets	£ (92)
TSB | Computer software | Carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets	123
TSB | AT1 Securities
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	255
TSB | Debt securities
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	962
TSB | Fixed-to-floating rate callable subordinated Tier 2 capital notes
Disclosure of detailed information about business combination [line items]
Subordinated liabilities	300
TSB | Senior unsecured debt securities
Disclosure of detailed information about business combination [line items]
Debt securities in issue	£ 650